Premises and Equipment (FY)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
Note 5. Premises and Equipment

A summary of premises and equipment at December 31, 2017 and 2016, is as follows (in thousands):

	2017	2016
Land and land improvements	$10,854	$8,354
Building and leasehold improvements	28,576	18,507
Furniture, fixtures and equipment	10,073	7,043
Construction in progress	1,495	2,789
Total, gross	50,998	36,693
Accumulated depreciation	(7,998)	(6,157)
Total, net	$43,000	$30,536

At December 31, 2017 management estimates the cost necessary to complete the construction in progress will be approximately $3.04 million.

The Company leases several branch locations and also has three ground leases under non-cancelable operating lease agreements. The leases expire between January 2018 and November 2023. Lease expense under the leases was $721,534 and $728,004 in 2017 and 2016, respectively. At December 31, 2017, the remaining minimum lease payments relating to these leases were as follows (in thousands):

2018	$608
2019	500
2020	487
2021	344
2022	124
2023	40

Depreciation expense was $1,841,524 and $1,435,090 for the years ended December 31, 2017 and 2016, respectively.